Property, plant and equipment (Schedule of detailed information about property, plant and equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	$ 3,731,655
Additions	49,695	$ 17,759
Decommissioning and restoration	144,016	46,792
Balance, end of year	3,740,966	3,731,655
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	6,261,704	5,806,084
Additions	346,335	303,653
Capitalized stripping and development	79,426	83,137
Decommissioning and restoration	144,016	46,792
Transfers and other movements	0	0
Disposals	(20,288)	(25,565)
Impairments	(193,473)
Effects of movement in exchange rates	6,362	47,603
Balance, end of year	6,624,082	6,261,704
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(2,530,049)	(2,143,525)
Depreciation for the year	(361,979)	(370,096)
Disposals	11,683	16,513
Effects of movement in exchange rates	(2,771)	(32,941)
Balance, end of year	(2,883,116)	(2,530,049)
Exploration and evaluation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	79,059
Balance, end of year	88,207	79,059
Exploration and evaluation assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	79,059	69,903
Additions	9,084	809
Capitalized stripping and development	0	0
Decommissioning and restoration	0	0
Transfers and other movements	0	8,040
Disposals	0	0
Impairments	0
Effects of movement in exchange rates	64	307
Balance, end of year	88,207	79,059
Exploration and evaluation assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0	0
Depreciation for the year	0	0
Disposals	0	0
Effects of movement in exchange rates	0	0
Balance, end of year	0	0
Capital works in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	957,162
Balance, end of year	858,230	957,162
Capital works in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	957,162	733,874
Additions	268,090	256,251
Capitalized stripping and development	0	0
Decommissioning and restoration	(525)	263
Transfers and other movements	(357,381)	(36,668)
Disposals	(5,941)	0
Impairments	0
Effects of movement in exchange rates	(3,175)	3,442
Balance, end of year	858,230	957,162
Capital works in progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	0	0
Depreciation for the year	0	0
Disposals	0	0
Effects of movement in exchange rates	0	0
Balance, end of year	0	0
Mining properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,091,187
Balance, end of year	1,149,631	1,091,187
Mining properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,217,461	2,146,583
Additions	1,731	311
Capitalized stripping and development	79,426	83,137
Decommissioning and restoration	4,630	6,849
Transfers and other movements	128,320	(41,256)
Disposals	0	0
Impairments	(1,054)
Effects of movement in exchange rates	3,486	21,837
Balance, end of year	2,434,000	2,217,461
Mining properties [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(1,126,274)	(963,530)
Depreciation for the year	(155,878)	(146,113)
Disposals	0	0
Effects of movement in exchange rates	(2,217)	(16,631)
Balance, end of year	(1,284,369)	(1,126,274)
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,522,138
Balance, end of year	1,538,797	1,522,138
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,793,719	2,653,752
Additions	17,735	28,523
Capitalized stripping and development	0	0
Decommissioning and restoration	139,911	39,680
Transfers and other movements	229,981	70,777
Disposals	(10,803)	(19,681)
Impairments	(192,419)
Effects of movement in exchange rates	5,795	20,668
Balance, end of year	2,983,919	2,793,719
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(1,271,581)	(1,069,687)
Depreciation for the year	(181,565)	(200,632)
Disposals	8,525	14,038
Effects of movement in exchange rates	(501)	(15,300)
Balance, end of year	(1,445,122)	(1,271,581)
Plant and equipment- ROU assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	82,109
Balance, end of year	106,101	82,109
Plant and equipment- ROU assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	214,303	201,972
Additions	49,695	17,759
Capitalized stripping and development	0	0
Decommissioning and restoration	0	0
Transfers and other movements	(920)	(893)
Disposals	(3,544)	(5,884)
Impairments	0
Effects of movement in exchange rates	192	1,349
Balance, end of year	259,726	214,303
Plant and equipment- ROU assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(132,194)	(110,308)
Depreciation for the year	(24,536)	(23,351)
Disposals	3,158	2,475
Effects of movement in exchange rates	(53)	(1,010)
Balance, end of year	$ (153,625)	$ (132,194)